Employee benefits - Labor expenses - Components - French civil servants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Percentage of civil servant employees (as a percent)	28.00%	31.00%	34.00%